INTERIM CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($) $ in Thousands	Total	Ordinary Shares [Member]	Preferred Shares [Member]	Share Premium [Member]	Available for Sale Reserve [Member]	Capital Reserve due to Actuarial Losses [Member]	Accumulated Deficit [Member]
Balance at Dec. 31, 2017	$ 22,956	$ 2	$ 38	$ 139,311	$ (34)	$ (79)	$ (116,282)
Balance (in shares) at Dec. 31, 2017		689,898	14,154,743
Changes in equity [Abstract]
Net income (loss)	(20,481)	$ 0	$ 0	0	0	0	(20,481)
Other comprehensive income (loss)	(135)	0	0	0	(135)	0	0
Total comprehensive income (loss)	(20,616)	0	0	0	(135)	0	(20,481)
Share-based compensation	1,623	0	0	1,623	0	0	0
Balance at Jun. 30, 2018	3,963	$ 2	$ 38	140,934	(169)	(79)	(136,763)
Balance (in shares) at Jun. 30, 2018		689,898	14,154,743
Balance at Dec. 31, 2017	22,956	$ 2	$ 38	139,311	(34)	(79)	(116,282)
Balance (in shares) at Dec. 31, 2017		689,898	14,154,743
Changes in equity [Abstract]
Net income (loss)	(52,931)	$ 0	$ 0	0	0	0	(52,931)
Other comprehensive income (loss)	(7)	0	0	0	(9)	2	0
Total comprehensive income (loss)	(52,938)	0	0	0	(9)	2	(52,931)
Issuance of additional preferred shares following Anti-dilution Protection	0	$ 0	$ 8	(8)	0	0	0
Issuance of additional preferred shares following Anti-dilution Protection (in shares)		0	3,134,546
Exercise of options	2	$ 0	$ 0	2	0	0	0
Exercise of options (in shares)		9,692	0
Conversion of preferred shares	0	$ 46	$ (46)	0	0	0	0
Conversion of preferred shares (in shares)		17,289,289	(17,289,289)
Issuance of ordinary shares in initial public offering, net of issuance expenses	47,241	$ 18	$ 0	47,223	0	0	0
Issuance of ordinary shares in initial public offering, net of issuance expenses (in shares)		6,648,368	0
Exercise of warrants	3,851	$ 1	$ 0	3,850	0	0	0
Exercise of warrants (in shares)		293,489	0
Share-based compensation	3,575	$ 0	$ 0	3,575	0	0	0
Balance at Dec. 31, 2018	24,687	$ 67	$ 0	193,953	(43)	(77)	(169,213)
Balance (in shares) at Dec. 31, 2018		24,930,736	0
Balance at Mar. 31, 2018	16,360	$ 2	$ 38	140,155	(83)	(79)	(123,673)
Balance (in shares) at Mar. 31, 2018		689,898	14,154,743
Changes in equity [Abstract]
Net income (loss)	(13,090)	$ 0	$ 0	0	0	0	(13,090)
Other comprehensive income (loss)	(86)	0	0	0	(86)	0	0
Total comprehensive income (loss)	(13,176)	0	0	0	(86)	0	(13,090)
Share-based compensation	779	0	0	779	0	0	0
Balance at Jun. 30, 2018	3,963	$ 2	$ 38	140,934	(169)	(79)	(136,763)
Balance (in shares) at Jun. 30, 2018		689,898	14,154,743
Balance at Dec. 31, 2018	24,687	$ 67	$ 0	193,953	(43)	(77)	(169,213)
Balance (in shares) at Dec. 31, 2018		24,930,736	0
Changes in equity [Abstract]
Net income (loss)	(9,545)	$ 0	$ 0	0	0	0	(9,545)
Other comprehensive income (loss)	(41)	0	0	0	42	(83)	0
Total comprehensive income (loss)	(9,586)	0	0	0	42	(83)	(9,545)
Exercise of options	117	$ 1	$ 0	116	0	0	0
Exercise of options (in shares)		466,375	0
Exercise of warrants	2,924	$ 1	$ 0	2,923	0	0	0
Exercise of warrants (in shares)		209,312	0
Share-based compensation	2,410	$ 0	$ 0	2,410	0	0	0
Balance at Jun. 30, 2019	20,552	$ 69	$ 0	199,402	(1)	(160)	(178,758)
Balance (in shares) at Jun. 30, 2019		25,606,423	0
Balance at Mar. 31, 2019	13,145	$ 68	$ 0	197,967	(10)	(160)	(184,720)
Balance (in shares) at Mar. 31, 2019		25,140,048	0
Changes in equity [Abstract]
Net income (loss)	5,962	$ 0	$ 0	0	0	0	5,962
Other comprehensive income (loss)	9	0	0	0	9	0	0
Total comprehensive income (loss)	5,971	0	0	0	9	0	5,962
Exercise of options	117	$ 1	$ 0	116	0	0	0
Exercise of options (in shares)		466,375	0
Share-based compensation	1,319	$ 0	$ 0	1,319	0	0	0
Balance at Jun. 30, 2019	$ 20,552	$ 69	$ 0	$ 199,402	$ (1)	$ (160)	$ (178,758)
Balance (in shares) at Jun. 30, 2019		25,606,423	0